Other Comprehensive Income (Loss) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments transferred to non controlling interests not recognized in other comprehensive income (loss)	¥ 36	¥ 7
Pension Liability adjustments transferred to non-controlling interests not recognized in Other Comprehensive Income (Loss)	¥ 2